Shareholders' Equity (Details) - $ / shares	1 Months Ended	5 Months Ended	6 Months Ended
	Jul. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Nov. 17, 2020
Shareholders' Equity (Details) [Line Items]
Ordinary shares, issued		37,500,000
Issued and outstanding, percentage	20.00%
Issued and outstanding shares of public offering, percentage	20.00%	20.00%	20.00%
Preference shares, shares authorized		5,000,000	5,000,000
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption		32,952,414	32,185,932
Ordinary shares, outstanding		9,375,000
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, issued		4,547,586	5,314,068
Ordinary shares subject to possible redemption		32,952,414
Shares issued under over-allotment				2,500,000
Ordinary shares, issued			37,500,000
Ordinary shares, outstanding		37,500,000
Ordinary shares subject to possible redemption		32,952,414	32,185,932
Ordinary shares subject to possible redemption		32,592,414
Ordinary shares, outstanding		4,547,586	5,314,068
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, authorized		50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, issued	10,062,500	9,375,000	9,375,000
Common stock subject to possible forfeiture	1,312,500
Aggregate additional shares forfeited				687,500
Ordinary shares, outstanding		9,375,000	9,375,000
Exercise price 10.00 [Member]
Shareholders' Equity (Details) [Line Items]
Warrants for redemption, description		the Company issued 10,062,500 Class B ordinary shares, including an aggregate of up to 1,312,500 Class B ordinary shares that are subject to forfeiture, to the Company by the Initial Shareholders for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the Initial Shareholders will collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering.